Schedule of Investments

ARK Next Generation Internet ETF (consolidated)

October 31, 2025 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–92.2%

Automobiles - 9.9%
Tesla, Inc.*	542,312	$247,597,967

Broadline Retail - 3.2%
Alibaba Group Holding Ltd. (China)(a)	75,099	12,799,123
Amazon.com, Inc.*	170,515	41,643,173
MercadoLibre, Inc. (Brazil)*	10,634	24,748,083
Total Broadline Retail		79,190,379

Capital Markets - 11.0%
Bullish (Cayman Islands)*	486,954	24,625,264
Coinbase Global, Inc., Class A*	390,547	134,262,248
Robinhood Markets, Inc., Class A*	799,649	117,372,480
Total Capital Markets		276,259,992

Entertainment - 11.2%
Brera Holdings PLC, Class B (Ireland)*	1,400,327	16,481,849
Netflix, Inc.*	16,626	18,602,166
ROBLOX Corp., Class A*	762,684	86,732,424
Roku, Inc.*	1,256,873	133,391,931
Spotify Technology SA*	38,136	24,991,284
Total Entertainment		280,199,654

Financial Services - 3.2%
Block, Inc.*	763,133	57,952,320
Toast, Inc., Class A*	617,506	22,316,667
Total Financial Services		80,268,987

Hotels, Restaurants & Leisure - 4.3%
Airbnb, Inc., Class A*	197,996	25,054,414
DoorDash, Inc., Class A*	99,464	25,300,658
DraftKings, Inc., Class A*	1,012,072	30,959,282
Genius Sports Ltd. (United Kingdom)*	2,379,851	26,797,122
Total Hotels, Restaurants & Leisure		108,111,476

Interactive Media & Services - 7.4%
Alphabet, Inc., Class C	172,045	48,485,722
Baidu, Inc. (China)*(a)	199,290	24,088,182
Meta Platforms, Inc., Class A	82,652	53,587,424
Nextdoor Holdings, Inc.*	7,806,119	15,221,932
Pinterest, Inc., Class A*	803,160	26,584,596
Reddit, Inc., Class A*	89,177	18,633,534
Total Interactive Media & Services		186,601,390

IT Services - 8.8%
Cloudflare, Inc., Class A*	188,035	47,629,266
CoreWeave, Inc., Class A*	409,299	54,727,369
Shopify, Inc., Class A (Canada)*	685,863	119,244,141
Total IT Services		221,600,776

Media - 1.5%
Ibotta, Inc., Class A*	414,926	13,385,513
Trade Desk, Inc. (The), Class A*	473,793	23,822,312
Total Media		37,207,825

Semiconductors & Semiconductor Equipment - 10.8%
Advanced Micro Devices, Inc.*	624,958	160,064,243
NVIDIA Corp.	157,024	31,795,790
QUALCOMM, Inc.	121,226	21,929,783
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	188,388	56,597,407
Total Semiconductors & Semiconductor Equipment		270,387,223
Investments	Shares	Value

Software - 19.8%
BitMine Immersion Technologies, Inc.*	1,390,480	$64,865,892
Circle Internet Group, Inc.*	625,871	79,473,100
Crowdstrike Holdings, Inc., Class A*	85,990	46,693,430
Datadog, Inc., Class A*	185,130	30,141,015
Figma, Inc., Class A*	506,051	25,221,582
Gitlab, Inc., Class A*	943,394	45,990,457
PagerDuty, Inc.*	1,379,649	22,157,163
Palantir Technologies, Inc., Class A*	539,956	108,244,979
Rubrik, Inc., Class A*	358,065	26,951,553
salesforce.com, Inc.	67,548	17,590,175
Unity Software, Inc.*	812,249	30,784,237
Total Software		498,113,583

Technology Hardware, Storage & Peripherals - 1.1%
Pure Storage, Inc., Class A*	280,102	27,646,067
Total Common Stocks
(Cost $2,175,508,898)		2,313,185,319
EXCHANGE - TRADED FUNDS–6.8%

Financials - 6.8%
3iQ Ether Staking ETF (Canada)*†	961,036	14,530,864
3iQ Solana Staking ETF (Canada)*†	495,432	7,406,709
ARK 21Shares Bitcoin ETF†	4,033,459	147,140,584
Total Financials		169,078,157
Total Exchange - Traded Funds
(Cost $73,014,014)		169,078,157
WARRANTS–0.5%

Entertainment - 0.5%
Brera Holdings PLC	1,395,691	14,375,617
Total Warrants
(Cost $–)		14,375,617
MONEY MARKET FUND–0.4%
Goldman Sachs Financial Square Treasury
Obligations Fund, 3.94% (b)
(Cost $9,193,710)	9,193,710	9,193,710
Total Investments–99.9%
(Cost $2,257,716,622)		2,505,832,803
Other Assets in Excess of Liabilities–0.1%		3,668,668
Net Assets–100.0%		$2,509,501,471

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2025.

Schedule of Investments (Continued)

ARK Next Generation Internet ETF (consolidated)

October 31, 2025

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2025(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2025	Value ($) at 10/31/2025(a)
Exchange - Traded Funds — 6.7%
Financials — 6.7%s
3iQ Ether Staking ETF
26,490,795	6,202,077	(20,611,204)	3,680,380	(1,231,184)	–	–	–	961,036	14,530,864
3iQ Solana Staking ETF
11,484,873	4,292,037	(10,006,023)	2,243,391	(607,569)	–	–	–	495,432	7,406,709
ARK 21Shares Bitcoin ETF
156,417,540	–	–	–	(9,276,956)	–	–	–	4,033,459	147,140,584
$194,393,208	$10,494,114	$(30,617,227)	$5,923,771	$(11,115,709)	$–	$–	$–	5,489,927	$169,078,157

(a)	The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of October 31, 2025.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2025, based upon the three levels defined above:

ARK Next Generation Internet ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$2,313,185,319	$–	$–	$2,313,185,319
Exchange - Traded Funds	$169,078,157	$–	$–	$169,078,157
Warrants	14,375,617	–	–	14,375,617
Money Market Fund	9,193,710	–	–	9,193,710
Total	$2,505,832,803	$–	$–	$2,505,832,803

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.